FAIR VALUE OF FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Other comprehensive income, before tax, cash flow hedges	$ (19)	$ (16)	$ 160	$ (265)
Other comprehensive income, before tax, hedges of net investments in foreign operations	(47)	(4)	(41)	130
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,269		1,269		$ 1,085
Financial liabilities (current and non-current)	641		641		931
Cash flow hedges | Financial assets at fair value through other comprehensive income, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	34		34		150
Hedges of net investment in foreign operations | Financial assets at fair value through other comprehensive income, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	90		90		$ 49
Settlements, fair value measurement, liabilities	$ 18	$ 17	$ 1	$ 83